Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0845 F: +1 202.637.3593 StephaniHildebrandt@ eversheds-sutherland.com

December 20, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Trinity Capital Inc.
Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of Trinity Capital Inc. (the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the registration of up to $400,000,000 of the Company’s securities described therein, which will be offered pursuant to Rule 415 under the Securities Act.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to call me at 202-383-0845 or Cynthia M. Krus at 202-383-0218.

Sincerely,

/s/ Stephani Hildebrandt
Stephani Hildebrandt

cc:	Steven L. Brown, Trinity Capital Inc. Sarah Stanton, Trinity Capital Inc. Cynthia M. Krus, Eversheds Sutherland (US) LLP

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